Prospectus [Line Items]
Expense [Heading]	Fees and Expenses
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Asset Management Fund - Ultra Short Mortgage Fund Ultra Short Mortgage Fund Ultra Short Mortgage Fund
Management Fees	0.45%
12b-1 Fees	0.25%
Other Expenses	0.91%	[1]
Total Fund Operating Expenses	1.61%	[2]
[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Fund Operating Expenses differs from the Ratio of gross expenses to average net assets found within the "Financial Highlights" section of the prospectus because Other Expenses have been restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | USD ($)	164	508	876	1,911